GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
GAMING SUBCONCESSION, NET
6.	GAMING SUBCONCESSION, NET

	December 31,
	2017	2016
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(643,917)	(586,680)

Gaming subconcession, net	$256,083	$313,320

The Group expects that amortization of the gaming subconcession will be approximately $57,237 each year from 2018 through 2021, and approximately $27,135 in 2022.